Revenue by Product Category (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net sales	$ 289,323	$ 225,308	$ 281,370
Mobile Storage
Segment Reporting Information [Line Items]
Net sales	241,614	185,488	202,093
Mobile Communications
Segment Reporting Information [Line Items]
Net sales	40,034	31,022	67,564
Other products
Segment Reporting Information [Line Items]
Net sales	$ 7,675	$ 8,798	$ 11,713